Capital Structure and Financial Matters - Management and Board of Director holding of shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive management
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,156,085	8,638,560	8,638,560
Bo Karmark
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	2,000
Andreas Holm Mattsson
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,071,961	4,163,832	4,163,832
Niels Iversen Mller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		4,292,604	4,292,604
Lars Aage Staal Wegner
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	82,124	182,124	182,124
Board of Directors
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,576,028	379,188	864,864
Niels Iversen Mller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,196,840
Roberto Prego
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	310,248	310,248	310,248
Thomas William Wylonis
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			485,676
Marianne Sgaard
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	41,652	41,652	41,652
Steven Projan
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	27,288	27,288	27,288